Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Abstract]
Schedule of Tax on Losses	Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$

Current
Charge for the period	57,256	34,352
Deferred	203	-

Total tax expense for the period	57,459	34,352
Tax on losses have been calculated at the rates of tax prevailing in the countries/jurisdictions in which the Group operates.
	2023	2022	2021
	US$	US$	US$
Current
Charge for the year	64,343	28,516	26,647
Overprovision in prior years	-	-	(26,778)
Deferred (note 24)	(1,360)	(280,295)	(38,042)

Income tax expense/(credit) for the year	62,983	(251,779)	(38,173)

Schedule of Loss Before Tax at the Statutory Tax Rate	A reconciliation of the tax expense/(credit) applicable to loss before tax at the statutory tax rate for the countries/jurisdictions in which the Group’s operations are domiciled to the tax credit at the Group’s effective tax rate is as follows:
	2023	2022	2021
	US$	US$	US$
Loss before tax	(172,537,530)	(49,693,594)	(30,970,178)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(3,809,856)	(7,164,497)	(5,220,261)
Income not subject to tax	(180,380)	(134,867)	(13,785)
Expenses not deductible for tax	1,511,627	4,606,490	2,883,631
Adjustments in respect of current tax of previous periods	-	-	(26,778)
Tax losses and deductible temporary differences not recognized	2,771,027	2,448,213	2,453,971
Tax losses and deductible temporary differences utilized from previous periods	(282,239)	(4,352)	(118,103)
Others	52,804	(2,766)	3,152

Income tax expense/(credit) at the Group’s effective tax rate	62,983	(251,779)	(38,173)